CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (DEFICIT) - USD ($)	Convertible Series F Preferred Stock	Convertible Series D Preferred Stock	Redeemable Convertible Series B Preferred Stock	Common Stock	Additional Paid-In Capital	Accumulated Deficit	Total
Balance at Dec. 31, 2017	$ 1,777,781	$ 169,447	$ 822,201	$ 33,623	$ 10,427,742	$ (14,030,871)	$ (3,569,506)
Balance (in shares) at Dec. 31, 2017	2,000	200	2,834	33,622,829
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock based compensation expense					674,961		674,961
Common stock issued for services				$ 3,143	(3,143)
Common stock issued for services (in shares)				3,143,501
Issuance of common stock net of issuance costs of $16,900				$ 32,500	(49,400)		(16,900)
Issuance of common stock net of issuance costs of $16,900 (in shares)				32,500,000
Conversion of Series B Preferred Stock and conversion liability into common stock at $0.10 and $0.001 per share			$ (822,201)	$ 28,385	800,530		828,915
Conversion of Series B Preferred Stock and conversion liability into common stock at $0.10 and $0.001 per share (in shares)			(2,834)	28,385,000
Conversion of Series D Preferred Stock to common stock at $0.10 per share		$ (169,447)		$ 2,000	167,447		169,447
Conversion of Series D Preferred Stock to common stock at $0.10 per share (in shares)		(200)		2,000,000
Conversion of Series F Preferred Stock to common stock at $0.10 per share	$ (1,777,781)			$ 20,000	1,757,781		1,777,781
Conversion of Series F Preferred Stock to common stock at $0.10 per share (in shares)	(2,000)			20,000,000
Conversion of secured convertible promissory note - related party and accrued interest				$ 9,038	1,714,522		1,723,560
Conversion of secured convertible promissory note - related party and accrued interest (in shares)				9,037,667
Warrants issued in connection with convertible multi-draw credit agreement, related party					315,080		315,080
Beneficial conversion feature in connection with convertible multi-draw credit agreement - related party					90,080		90,080
Series B warrant exercises				$ 5,219	1,633,347		1,638,566
Series B warrant exercises (in shares)				5,218,750
Net loss for the year						(19,194,236)	(19,194,236)
Balance at Dec. 31, 2018				$ 133,908	17,528,947	(33,225,107)	(15,562,252)
Balance (in shares) at Dec. 31, 2018				133,907,747
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock based compensation expense					171,493		171,493
Warrants issued in connection with convertible multi-draw credit agreement, related party					716,110		716,110
Beneficial conversion feature in connection with convertible multi-draw credit agreement - related party					1,584,850		1,584,850
Net loss for the year						(14,774,392)	(14,774,392)
Balance at Mar. 31, 2019				$ 133,908	20,001,400	(47,999,499)	(27,864,191)
Balance (in shares) at Mar. 31, 2019				133,907,747
Balance at Dec. 31, 2018				$ 133,908	17,528,947	(33,225,107)	(15,562,252)
Balance (in shares) at Dec. 31, 2018				133,907,747
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock based compensation expense					680,455		680,455
Issuance of common stock and warrants, net of issuance costs of $80,628				$ 8,000	1,911,372		1,919,372
Issuance of common stock and warrants, net of issuance costs of $80,628 (in shares)				8,000,000
Warrants issued in connection with convertible multi-draw credit agreement, related party					716,110		716,110
Beneficial conversion feature in connection with convertible multi-draw credit agreement - related party					1,584,850		1,584,850
Series B warrant exercises				$ 187	144,188		144,375
Series B warrant exercises (in shares)				187,500
Exercise of Emerald financing warrants				$ 40,800	9,972,523		10,013,323
Exercise of Emerald financing warrants (in shares)				40,800,000
Net loss for the year						1,051,825	1,051,825
Balance at Dec. 31, 2019				$ 182,895	32,538,445	(32,173,282)	548,058
Balance (in shares) at Dec. 31, 2019				182,895,247
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock based compensation expense					64,142		64,142
Series B warrant exercises				$ 313	26,250		26,563
Series B warrant exercises (in shares)				312,500
Net loss for the year						(2,341,660)	(2,341,660)
Balance at Mar. 31, 2020				$ 183,208	$ 32,628,837	$ (34,514,942)	$ (1,702,897)
Balance (in shares) at Mar. 31, 2020				183,207,747